Shareholder Report, Average Annual Return (Details)	43 Months Ended
Jan. 31, 2026
C000259995 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.30%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.82%
Solactive GBS United States 1000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.58%